Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 9,411	€ 128,758
Revenue recognition	(2,779)	(130,678)
Addition	6,074	10,833
Other releases	(1,032)	0
Exchange rate differences	(94)	498
BALANCE AS AT CLOSING DATE	11,580	9,411
Less non-current portion	0	0
CURRENT PORTION	€ 11,580	€ 9,411